N-4	May 01, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Nov. 09, 2026
Amendment Flag	false
C000055035 [Member] | C000008616 [Member]
Variable Option [Line Items]
Current Expenses [Percent]	0.76%
C000055035 [Member] | C000008626 [Member]
Variable Option [Line Items]
Current Expenses [Percent]	0.81%
C000055035 [Member] | C000008628 [Member]
Variable Option [Line Items]
Current Expenses [Percent]	0.52%
C000055035 [Member] | C000008630 [Member]
Variable Option [Line Items]
Current Expenses [Percent]	0.51%
C000055029 [Member] | C000008616 [Member]
Variable Option [Line Items]
Current Expenses [Percent]	0.76%
C000055029 [Member] | C000008628 [Member]
Variable Option [Line Items]
Current Expenses [Percent]	0.52%
C000055029 [Member] | C000008630 [Member]
Variable Option [Line Items]
Current Expenses [Percent]	0.51%
C000055029 [Member] | C000008612 [Member]
Variable Option [Line Items]
Current Expenses [Percent]	0.76%
C000055032 [Member] | C000008616 [Member]
Variable Option [Line Items]
Current Expenses [Percent]	0.76%
C000055032 [Member] | C000008626 [Member]
Variable Option [Line Items]
Current Expenses [Percent]	0.81%
C000055032 [Member] | C000008628 [Member]
Variable Option [Line Items]
Current Expenses [Percent]	0.52%
C000055032 [Member] | C000008630 [Member]
Variable Option [Line Items]
Current Expenses [Percent]	0.51%
C000055032 [Member] | C000008598 [Member]
Variable Option [Line Items]
Current Expenses [Percent]	0.94%
C000055031 [Member] | C000008616 [Member]
Variable Option [Line Items]
Current Expenses [Percent]	0.76%
C000055031 [Member] | C000008626 [Member]
Variable Option [Line Items]
Current Expenses [Percent]	0.81%
C000055031 [Member] | C000008630 [Member]
Variable Option [Line Items]
Current Expenses [Percent]	0.51%
C000055034 [Member] | C000008630 [Member]
Variable Option [Line Items]
Current Expenses [Percent]	0.51%
C000055034 [Member] | C000008612 [Member]
Variable Option [Line Items]
Current Expenses [Percent]	0.76%
C000055034 [Member] | C000011523 [Member]
Variable Option [Line Items]
Current Expenses [Percent]	0.66%
C000055030 [Member] | C000008613 [Member]
Variable Option [Line Items]
Current Expenses [Percent]	1.01%
C000055030 [Member] | C000008627 [Member]
Variable Option [Line Items]
Current Expenses [Percent]	1.06%
C000055030 [Member] | C000008629 [Member]
Variable Option [Line Items]
Current Expenses [Percent]	0.77%
C000055030 [Member] | C000008631 [Member]
Variable Option [Line Items]
Current Expenses [Percent]	0.76%
C000065160 [Member] | C000008613 [Member]
Variable Option [Line Items]
Current Expenses [Percent]	1.01%
C000065160 [Member] | C000008627 [Member]
Variable Option [Line Items]
Current Expenses [Percent]	1.06%
C000065160 [Member] | C000008629 [Member]
Variable Option [Line Items]
Current Expenses [Percent]	0.77%
C000065160 [Member] | C000008631 [Member]
Variable Option [Line Items]
Current Expenses [Percent]	0.76%
C000055033 [Member] | C000008627 [Member]
Variable Option [Line Items]
Current Expenses [Percent]	1.06%
C000055033 [Member] | C000008631 [Member]
Variable Option [Line Items]
Current Expenses [Percent]	0.76%
C000055033 [Member] | C000008599 [Member]
Variable Option [Line Items]
Current Expenses [Percent]	1.19%
C000055033 [Member] | C000011524 [Member]
Variable Option [Line Items]
Current Expenses [Percent]	0.91%
C000082531 [Member] | C000008630 [Member]
Variable Option [Line Items]
Current Expenses [Percent]	0.51%